CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income for the year	$ 180,996	¥ 1,244,441	¥ 372,763	¥ 565,187
Adjustments for:
Share-based compensation	15,267	104,965	85,968	86,070
Depreciation	8,297	57,044	53,422	53,754
Amortization of intangible assets	5,603	38,525	10,245	9,022
Allowance for doubtful accounts	1,543	10,607	15,394	7,548
Loss due to disposal of fixed assets	33	225	690	122
Loss (Gain) from foreign currency translation	16,341	112,351	(2,248)	14,749
Change in fair value of convertible senior notes	(14,410)	(99,079)	496,175	69,439
Gain from sale of long-term investments	(8,882)	(61,070)
Income from equity method investments	(352)	(2,417)
Deferred tax expense	2,695	18,531	12,787	14,419
Changes in operating assets and liabilities, net of effects of acquisition:
Increase in accounts receivable	(7,986)	(54,905)	(74,356)	(20,071)
Increase in prepayments and other current assets	(6,795)	(46,719)	(35,128)	(31,686)
Increase in accounts payable	2,176	14,958	2,565	7,474
Increase in salary and employee related accrual	4,242	29,168	18,087	19,374
Increase (Decrease) in taxes payable	(6,620)	(45,519)	74,423	41,624
Increase in advance from customers	27,390	188,319	234,523	91,795
Increase in other payables and accruals	40,125	275,883	183,530	148,062
Decrease (Increase) in other long-term assets	1,110	7,634	(7,277)	(2,675)
Net cash provided by operating activities	260,773	1,792,942	1,441,563	1,074,207
Cash flows from investing activities:
Purchase of short-term investments	(291,648)	(2,005,226)	(576,452)	(305,823)
Cash paid for long-term investments other than available-for-sale debt securities	(22,811)	(156,835)	(97,267)	(1,000)
Cash paid for acquisitions, net of cash acquired	(4,061)	(27,923)	(734,895)	(8,450)
Cash paid for available-for-sale debt securities				(126,716)
Cash received from sale of available-for-sale debt securities	11,708	80,500
Purchase of property and equipment	(12,661)	(87,053)	(23,655)	(20,328)
Purchase of intangible assets	(12,168)	(83,660)	(1,987)	(26,276)
Purchase of other long-term assets				(735)
Net cash used in investing activities	(331,641)	(2,280,197)	(1,434,256)	(489,328)
Cash flows from financing activities:
Settlement of zero-strike call options and retirement of common shares	(11)	(75)	(35)
Proceeds from the exercise of share options	21,118	145,196	424,450	160,493
Net cash provided by financing activities	21,107	145,121	424,415	160,493
Effect of foreign exchange rate changes on cash and restricted cash	3,422	23,530	(60,460)	37,680
Net increase (decrease) in cash and restricted cash	(46,339)	(318,604)	371,262	783,052
Cash and restricted cash, beginning of year	333,463	2,292,725	1,921,463	1,138,411
Cash and restricted cash, end of year	287,124	1,974,121	2,292,725	1,921,463
Supplemental disclosure of cash flow information:
Cash paid during the years for income taxes	33,184	228,158	121,929	107,239
Cash paid for interest, net of amounts capitalized	5,353	36,807	38,377	36,773
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(1,133)	(7,789)	(1,043)	(2,405)
Unpaid cash consideration for business combinations			(27,923)	(8,450)
Supplemental disclosure of non-cash financing activities:
Restricted cash and payables related to the exercise of share options, end of year	$ 839	¥ 5,770	¥ 249	¥ 389